Investment in Equity-Accounted Joint Venture - Schedule of Investment in Equity-Accounted Joint Venture (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Investment in Equity-Accounted Joint Venture [Abstract]
Shares in Tanbreez Mining Greenland A/S	[1]		$ 107,856,418
Shares in 60 North Greenland ApS	[2]	7,423,067
Investment in joint venture accounted for using the equity method		7,423,067	107,856,418
Balance at beginning of year		107,856,418	5,000,000
Purchase of unlisted investments	[3]		96,850,000
Cash investments		12,000,000	2,060,000
Invoices paid by the Company on behalf of the joint venture		8,102,578	3,244,440
Initial investment in 60 North Greenland ApS	[4]	7,000,000
Sign-on Bonus Contribution		423,067
Share of profits of joint venture recognised during the year		(1,054,949)	701,978
Loan funding eliminated on consolidation		(15,407,018)
Transferred on obtaining control (cessation of equity accounting (note 31))		$ (111,497,029)

[1]	Tanbreez Mining Greenland A/S (Tanbreez) is a company incorporated and domiciled in Greenland.
[2]	60 North Greenland ApS is a company incorporated and domiciled in Greenland.
[3]	On 5 June 2024, CRML entered into a Heads of Agreement (HOA) to acquire 92.5% of the issued capital of Tanbreez Mining Greenland AS from Rimbal Pty Ltd, which was the registered holder of 92.5% of the issued capital of Tanbreez . The HOA was comprised of the following stages: 1. Initial Investment of US$5,000,000 to acquire a 5.55% equity interest in Tanbreez 2. Stage 1 interest – Issue of US$90,000,000 of shares in CRML to acquire a 36.45% equity interest in Tanbreez. On July 23, 2024, in exchange for the 36.45% interest in Tanbreez described above, the Company issued approximately 8.4 million ordinary shares to Rimbal. Under the terms of the HOA, if the closing price of CRML shares upon expiration of the lock up period, being 28 February 2025, was less than the issue price of shares issued under the Stage 1 interest, then CRML was required to issue to the seller an additional number of shares equal to the difference between the Stage 1 interest in shares and the value of these shares at the end of the lock up period, provided however that this number of shares does not exceed 5,000,000 shares. On 28 April 2025, CRML issued Rimbal an additional 5,000,000 shares at an issue price of $1.37 per share equating to a deemed value of $6,850,000 (note 22). 3. Stage 2 interest – Issue 14,500,000 ordinary shares to acquire a 50.5% equity interest in Tanbreez. On 29 April 2026, the Company completed the issue of Stage 2 interest through the issue of 14,500,000 shares to Rimbal. Consequently, the Company consolidates its interest in Tanbreez from this date and transferred its investment in joint venture to the underlying assets and liabilities recognized at this date (note 31).
[4]
(ii)

Investment in Joint Venture

On 6 May 2026, the Company completed the acquisition of 70% of the issued capital of 60 North Greenland ApS (“60 North”) from Rasmus Christian Rasmussen pursuant to a share purchase agreement (SPA). 60 North is a Greenland-based provider of construction, logistics, drilling, and project development services supporting mineral exploration and mining operations across the region.